UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Institutional Realty Shares, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCK 97.4%
FINANCIAL —BANKS 0.3%
Bond Street Holdings LLC, Class A, 144A (a),(b),(c),(d)	289,434	$6,222,831
REAL ESTATE 97.1%
DIVERSIFIED 6.2%
Alexander’s	23,328	9,188,433
American Assets Trust	544,508	12,414,782
Vornado Realty Trust	1,319,928	111,137,938
		132,741,153
HEALTH CARE 7.1%
HCP	1,115,390	44,013,290
Health Care REIT	386,440	21,238,742
Ventas	1,549,506	88,476,793
		153,728,825
HOTEL 6.4%
Hersha Hospitality Trust	3,408,196	18,608,750
Host Hotels & Resorts	3,772,003	61,936,289
Hyatt Hotels Corp., Class A(d)	711,689	30,403,354
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	1,176,173	11,996,965
Starwood Hotels & Resorts Worldwide	282,049	15,910,384
		138,855,742
INDUSTRIAL 5.7%
Prologis	3,405,645	122,671,333

1

	Number of Shares	Value

OFFICE 16.2%
Alexandria Real Estate Equities	516,542	$37,774,716
BioMed Realty Trust	654,211	12,416,925
Boston Properties	613,289	64,389,212
Brookfield Office Properties (Canada)	2,017,909	35,212,512
Corporate Office Properties Trust	1,241,104	28,806,024
Hudson Pacific Properties	597,005	9,032,686
Kilroy Realty Corp.	661,959	30,853,909
Liberty Property Trust	709,989	25,360,807
Piedmont Office Realty Trust	1,655,854	29,391,409
SL Green Realty Corp.	973,388	75,486,239
		348,724,439
RESIDENTIAL 17.7%
APARTMENT 16.3%
American Campus Communities	483,105	21,604,456
Apartment Investment & Management Co.	1,297,269	34,260,874
AvalonBay Communities	324,175	45,822,136
Campus Crest Communities	565,906	6,598,464
Colonial Properties Trust	1,288,433	27,997,649
Education Realty Trust	1,327,885	14,394,273
Equity Residential	1,754,434	109,862,657
Essex Property Trust	56,472	8,556,073
Mid-America Apartment Communities	352,136	23,603,676
Post Properties	345,962	16,211,779
UDR	1,635,408	43,681,748
		352,593,785
MANUFACTURED HOME 1.4%
Equity Lifestyle Properties	428,235	29,865,109
TOTAL RESIDENTIAL		382,458,894

2

	Number of Shares	Value

SELF STORAGE 7.5%
CubeSmart	850,646	$10,122,687
Extra Space Storage	968,435	27,881,244
Public Storage	895,493	123,730,268
		161,734,199
SHOPPING CENTER 27.1%
COMMUNITY CENTER 6.7%
Federal Realty Investment Trust	104,262	10,091,519
Kimco Realty Corp.	1,100,244	21,190,699
Regency Centers Corp.	1,212,514	53,932,623
Tanger Factory Outlet Centers	860,337	25,577,819
Weingarten Realty Investors	1,218,647	32,208,840
		143,001,500
REGIONAL MALL 20.4%
General Growth Properties	4,308,735	73,205,408
Macerich Co.	697,871	40,302,050
Simon Property Group	1,934,889	281,874,629
Taubman Centers	612,389	44,673,778
		440,055,865
TOTAL SHOPPING CENTER		583,057,365
SPECIALTY 3.2%
Digital Realty Trust	710,650	52,566,780
DuPont Fabros Technology	697,019	17,042,115
		69,608,895
TOTAL REAL ESTATE		2,093,580,845
TOTAL COMMON STOCK (Identified cost—$1,528,041,770)		2,099,803,676

3

		Number of Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		24,001,705	$24,001,705
Federated Government Obligations Fund, 0.01%(e)		24,001,658	24,001,658
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$48,003,363)			48,003,363

TOTAL INVESTMENTS (Identified cost—$1,576,045,133)	99.6%		2,147,807,039

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		7,638,245

NET ASSETS (Equivalent to $43.34 per share based on 49,735,172 shares of common stock outstanding)	100.0%		$2,155,445,284

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
(a) Illiquid security. Aggregate holdings equal 0.3% of net assets of the Fund.
(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of net assets of the Fund, all of which are illiquid.

(c) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(d) Non-income producing security.
(e) Rate quoted represents the seven day yield of the fund.

4

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 31, 2012.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock — Financial-Banks	$6,222,831	$—	$—	$6,222,831
Common Stock - Real Estate	2,093,580,845	2,093,580,845	—	—
Money Market Funds	48,003,363	—	48,003,363	—
Total Investments	$2,147,807,039	$2,093,580,845	$48,003,363	$6,222,831

Investments classified as Level 3 infrequently trade and have significant unobservable inputs.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2011	$6,222,831
Balance as of March 31, 2012	$6,222,831

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy:

	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range
Common Stock-Financial - Banks	$6,222,831	Market comparable companies	Price/Book Ratio	1.00x – 1.20x

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Financial - Banks is the price to book ratio. Significant changes in this input may result in a materially higher or lower fair value measurement.

Note 2. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,576,045,133
Gross unrealized appreciation	$573,911,026
Gross unrealized depreciation	(2,149,120)
Net unrealized appreciation	$571,761,906

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 25, 2012